NET FINANCIAL COSTS (INCOME) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NET FINANCIAL COSTS (INCOME)
Foreign exchange loss (gain)	$ (1,541)	$ 2,670
Interest income	(3,038)	(3,611)
Interest expense on lease liabilities	9	14
Change in fair value - Listed shares	(125)	750
Change in fair value - Embedded derivative and deferred amount amortization	(286)
Change in fair value - Derivative warrant liability	64,723	(24,900)
Interest and accretion on borrowings and notes	1,500	4,132
Loss on convertible notes settlement		7,548
Gain on Derivative warrant liability settlement	(16,151)
Net financial costs (income)	$ 45,091	$ (13,397)